Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Components of the Company's loss before income tax expense
United States	$ (10,400)	$ (27,066)
Foreign	(458)	(326)
Loss before income tax provision	(10,858)	(27,392)
Provision for income taxes	$ 0	$ 0